Income Taxes - Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 73,580	$ 5,383
Capitalized research and development costs	22,446	4,315
Tax credit carryforwards	16,147	1,120
Lease liabilities	14,063	183
Share-based compensation	6,462	273
Amortization of license fees	3,209	0
Accrued expense	795	484
Other	59	4
Gross deferred tax assets	136,761	11,762
Valuation allowance	(123,452)	(11,566)	$ (5,194)
Total deferred tax assets	13,309	196
Deferred tax liabilities:
Right-of-use lease assets	(12,499)	(189)
Depreciation and amortization	(810)	0
Other	0	(7)
Total deferred tax liabilities	(13,309)	(196)
Net deferred tax assets	$ 0	$ 0